Significant Accounting Policies - Schedule of Intangible Asset (Parenthetical) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization expense next twelve months	$ 100,000		$ 100,000		$ 215,000
Finite lived intangible assets amortization expense next two years	215,000		215,000		215,000
Finite lived intangible assets amortization expense next three years	5,000		$ 5,000		$ 5,000
Acquired Assembly Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful lives			5 years		5 years
Finite lived intangible assets amortization expense	$ 54,000	$ 107,000	$ 54,000	$ 107,000	$ 214,000	$ 215,000